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                    GENERAL AMERICAN LIFE INSURANCE COMPANY
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                      SUPPLEMENT DATED DECEMBER 29, 2006
                                      TO
              THE PROSPECTUS DATED MAY 1, 2000 (AS SUPPLEMENTED)

General American Life Insurance Company (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain investment funds ("Existing Funds") and substitute new investment funds ("Replacement Funds") in its variable annuity contracts, as shown below. Each Replacement Fund is a portfolio of Met Investors Series Trust or Metropolitan Series Fund, Inc. Each Replacement Fund will be added as an investment portfolio on or before the date of the substitution.

To the extent required by law, approval of the proposed substitutions is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of contract owners. The Replacement Funds will have at least similar investment objectives and policies as the Existing Funds. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2007.

The proposed substitutions and respective advisers and/or sub-advisers are:

EXISTING FUND AND CURRENT ADVISER                REPLACEMENT FUND AND SUB-ADVISER
-----------------------------------              --------------------------------------------------
AIM V.I. Capital Appreciation Fund (right arrow) Met Investors Series Trust -- Met/AIM Capital
                                                 ---------------------------------------------
(Series I)                                       Appreciation Portfolio
                                                 ----------------------
                                                 (Class A)
                                                 ---------

AIM Advisors, Inc.                               AIM Capital Management, Inc.
-----------------------------------              --------------------------------------------------
AIM V.I. Core Equity Fund          (right arrow) Metropolitan Series Fund, Inc. -- Capital Guardian
                                                 --------------------------------------------------
(Series I)                                       U.S. Equity Portfolio
                                                 ---------------------
                                                 (Class A)
                                                 ---------

AIM Advisors, Inc.                               Capital Guardian Trust Company
-----------------------------------              --------------------------------------------------

Please note that, with respect to each substitution:

   . No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

   . The elections you have on file for allocating your account value and purchase payments will be redirected to the Replacement Fund unless you change your elections and transfer your account value before the substitution takes place.

   . You may transfer amounts in your contract among the investment portfolios and the fixed account (where available) as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by contract owners or agents of contract owners.

   . If you make one transfer from the Existing Fund before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

   . On the effective date of the substitution, your account value in the investment portfolio will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

   .  There will be no tax consequences to you.

                                                                   SUPP-SUBGA29

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Following the substitutions, we will send you a prospectus for Met Investors
Series Trust and/or Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of the transfers.

Please contact your registered representative if you have any questions.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

             5 Park Plaza, Suite 1900   Telephone: (800) 989-3752
             Irvine, CA 92614